Note 8 - Convertible Notes (Details) - Notes Payable (USD $)	Dec. 31, 2013	Dec. 31, 2012
Short-term Debt [Line Items]
Less: debt discount	$ 0	$ (42,534)
	494,708	184,289
Including Related Parties [Member]
Short-term Debt [Line Items]
Convertible Promissory Note Payable	817,369	446,328
Less: debt discount	(247,661)	(229,573)
	569,708	216,755
Private Placement [Member] | Due September 3, 2014 [Member]
Short-term Debt [Line Items]
Convertible Promissory Note Payable	35,000
Private Placement [Member] | Due on January 26, 2014 [Member]
Short-term Debt [Line Items]
Convertible Promissory Note Payable	75,000	100,000
JMJ Financial Inc [Member] | Due February 22, 2014 [Member]
Short-term Debt [Line Items]
Convertible Promissory Note Payable	191,663	191,663
Asher Enterprises Inc [Member] | Due March 21, 2013 [Member]
Short-term Debt [Line Items]
Convertible Promissory Note Payable		7,500
Asher Enterprises Inc [Member] | Due May 10, 2013 [Member]
Short-term Debt [Line Items]
Convertible Promissory Note Payable		42,500
Asher Enterprises Inc [Member] | Due August 27, 2013 [Member]
Short-term Debt [Line Items]
Convertible Promissory Note Payable		42,500
Asher Enterprises Inc [Member] | Due May 19, 2014 [Member]
Short-term Debt [Line Items]
Convertible Promissory Note Payable	35,000
Asher Enterprises Inc [Member] | Due September 19, 2012 [Member]
Short-term Debt [Line Items]
Convertible Promissory Note Payable	42,500
Asher Enterprises Inc [Member] | Due September 12, 2014 [Member]
Short-term Debt [Line Items]
Convertible Promissory Note Payable	47,500
Carebourn Capital L.P. [Member] | Due December 19, 2013 [Member]
Short-term Debt [Line Items]
Convertible Promissory Note Payable	32,500
Carebourn Capital L.P. [Member] | Due July 29, 2014 [Member]
Short-term Debt [Line Items]
Convertible Promissory Note Payable	10,000
Carebourn Capital L.P. [Member] | Due August 29, 2014 [Member]
Short-term Debt [Line Items]
Convertible Promissory Note Payable	17,500
TCA Global Credit Master Fund, LP [Member] | Due January 3, 2013 [Member]
Short-term Debt [Line Items]
Convertible Promissory Note Payable		62,165
TCA Global Credit Master Fund, LP [Member] | Due April 26, 2014 [Member]
Short-term Debt [Line Items]
Convertible Promissory Note Payable	189,844
Individual Counterparty [Member] | Due April 9, 2014 [Member]
Short-term Debt [Line Items]
Convertible Promissory Note Payable	$ 140,862